S000066076 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
S000066076 [Member] | C000213611 [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.33%	26.46%	22.91%	(14.30%)	33.12%	15.22%